Non-controlling interests - Financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Current assets	$ 1,594,917	$ 1,232,521
Non-current assets	4,101,134	3,964,094
Current liabilities	(765,392)	(648,246)
Non-current liabilities	(3,489,202)	(2,918,009)
Carrying amount of Methanex non-controlling interests	292,357	298,675
Total
Disclosure of subsidiaries [line items]
Current assets	165,967	183,907
Non-current assets	816,020	835,743
Current liabilities	(106,867)	(96,824)
Non-current liabilities	(301,453)	(309,900)
Net assets	573,667	612,926
Carrying amount of Methanex non-controlling interests	292,357	298,675
Methanex Egypt
Disclosure of subsidiaries [line items]
Current assets	155,339	158,436
Non-current assets	618,797	653,495
Current liabilities	(87,907)	(74,498)
Non-current liabilities	(127,144)	(156,058)
Net assets	559,085	581,375
Carrying amount of Methanex non-controlling interests	272,449	278,780
Vessels
Disclosure of subsidiaries [line items]
Current assets	10,628	25,471
Non-current assets	197,223	182,248
Current liabilities	(18,960)	(22,326)
Non-current liabilities	(174,309)	(153,842)
Net assets	14,582	31,551
Carrying amount of Methanex non-controlling interests	$ 19,908	$ 19,895